PRIMECAP Odyssey Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 7.7%
Alphabet, Inc. - Class A	592,370	$120,855,327
Alphabet, Inc. - Class C	518,420	106,587,152
Baidu, Inc. - ADR (a)	653,150	59,175,390
Electronic Arts, Inc.	37,200	4,572,252
IMAX Corp. (a)	253,900	5,979,345
Live Nation Entertainment, Inc. (a)	36,580	5,292,394
Meta Platforms, Inc. - Class A	27,900	19,228,122
Netflix, Inc. (a)	11,750	11,476,930
Nintendo Co. Ltd. - JPY	540,200	35,631,362
Shutterstock, Inc.	40,000	1,180,800
Spotify Technology SA (a)	5,100	2,797,605
Trade Desk, Inc. (The) - Class A (a)	37,800	4,486,104
Universal Music Group N.V. - EUR	211,874	5,921,350
Walt Disney Co. (The)	283,400	32,041,204
		415,225,337

Consumer Discretionary - 9.2%
Alibaba Group Holding Ltd. - ADR	1,215,080	120,098,507
Amazon.com, Inc. (a)	51,200	12,169,216
Bath & Body Works, Inc.	418,898	15,754,754
Burlington Stores, Inc. (a)	5,000	1,419,650
Capri Holdings Ltd. (a)	203,200	5,035,296
CarMax, Inc. (a)	512,660	43,904,202
Carnival Corp. (a)	95,900	2,653,553
Carvana Co. (a)	28,300	7,003,684
DoorDash, Inc. - Class A (a)	14,510	2,739,923
eBay, Inc.	75,380	5,086,642
Entain PLC - GBP	400,000	3,505,431
Flutter Entertainment PLC - GBP (a)	25,477	6,886,067
Leslie's, Inc. (a)	247,900	500,758
Lucky Strike Entertainment Corp. - Class A	282,100	3,004,365
Marriott International, Inc. - Class A	25,000	7,264,750
Mattel, Inc. (a)	1,947,140	36,294,690
McDonald's Corp.	9,300	2,684,910
Norwegian Cruise Line Holdings Ltd. (a)	242,300	6,869,205
Ollie's Bargain Outlet Holdings, Inc. (a)	61,800	6,891,318
Ross Stores, Inc.	74,470	11,212,203
Royal Caribbean Cruises Ltd.	134,071	35,743,329
Sony Group Corp. - ADR	2,590,825	57,024,058
Tapestry, Inc.	8,800	641,872
Tesla, Inc. (a)	229,100	92,693,860
TJX Cos., Inc. (The)	55,000	6,863,450
		493,945,693

Consumer Staples - 1.5%
Altria Group, Inc.	39,400	2,057,862
BellRing Brands, Inc. (a)	63,900	4,942,665
BJ's Wholesale Club Holdings, Inc. (a)	113,610	11,253,071
Casey's General Stores, Inc.	12,200	5,145,594
Dollar Tree, Inc. (a)	273,200	20,039,220
e.l.f. Beauty, Inc. (a)	38,160	3,812,566
Performance Food Group Co. (a)	311,100	28,095,441
Philip Morris International, Inc.	24,300	3,163,860
US Foods Holding Corp. (a)	18,608	1,319,865
		79,830,144

Energy - 2.0%
ConocoPhillips	178,000	17,591,740
Coterra Energy, Inc.	100,000	2,772,000
EOG Resources, Inc.	62,400	7,849,296
Expand Energy Corp.	54,000	5,486,400
Exxon Mobil Corp.	127,670	13,638,986
Hess Corp.	265,721	36,943,190
Schlumberger Ltd.	48,500	1,953,580
Transocean Ltd. (a)	5,268,304	20,651,752
		106,886,944

Financials - 8.7%
Bank of America Corp.	123,600	5,722,680
Charles Schwab Corp. (The)	165,400	13,681,888
Citigroup, Inc.	248,400	20,227,212
CME Group, Inc. - Class A	118,200	27,956,664
Discover Financial Services	22,220	4,468,220
Evercore, Inc. - Class A	22,640	6,594,353
JPMorgan Chase & Co.	61,200	16,358,760
MarketAxess Holdings, Inc.	128,342	28,316,095
Mastercard, Inc. - Class A	3,900	2,166,177
Northern Trust Corp.	359,610	40,380,607
PayPal Holdings, Inc. (a)	206,900	18,327,202
Raymond James Financial, Inc.	1,053,460	177,486,941
Tradeweb Markets, Inc. - Class A	159,900	20,291,310
Visa, Inc. - Class A	160,360	54,811,048
Wells Fargo & Co.	405,860	31,981,768
		468,770,925

Health Care - 28.1%
Agilent Technologies, Inc.	82,080	12,436,762
Alcon, Inc.	49,130	4,475,252
Alkermes PLC (a)	217,780	6,866,603
Amgen, Inc.	265,910	75,896,032
AstraZeneca PLC - ADR	1,448,260	102,478,878
BeiGene Ltd. - ADR (a)	667,477	150,175,650
Biogen, Inc. (a)	680,990	98,014,891
BioMarin Pharmaceutical, Inc. (a)	1,245,496	78,914,627
BioNTech SE - ADR (a)	367,800	45,522,606
Boston Scientific Corp. (a)	880,020	90,078,847
Bridgebio Pharma, Inc. (a)	174,600	5,973,066
Bristol-Myers Squibb Co.	793,400	46,770,930
CVS Health Corp.	122,130	6,897,902
Edwards Lifesciences Corp. (a)	18,700	1,354,815
Elanco Animal Health, Inc. (a)	3,520,441	42,350,905
Eli Lilly & Co.	449,628	364,684,278
Glaukos Corp. (a)	23,800	3,723,272
GRAIL, Inc. (a)	16,116	487,992
GSK PLC - ADR	966,850	34,100,799
Illumina, Inc. (a)	130,380	17,306,641
Insulet Corp. (a)	161,697	45,013,211
IQVIA Holdings, Inc. (a)	19,910	4,009,078
LivaNova PLC (a)	598,450	29,892,577
Merck & Co., Inc.	11,600	1,146,312
Nektar Therapeutics (a)	1,425,456	1,179,280
Neurocrine Biosciences, Inc. (a)	63,820	9,689,152
Novartis AG - ADR	42,430	4,443,270
OraSure Technologies, Inc. (a)	84,200	338,484
QIAGEN N.V. - EUR (a)	97,497	4,338,536
Revvity, Inc.	94,420	11,909,195
Rhythm Pharmaceuticals, Inc. (a)	1,752,872	104,173,183
Siemens Healthineers AG - EUR	52,100	2,970,503
Stryker Corp.	9,000	3,521,610
Thermo Fisher Scientific, Inc.	36,350	21,728,212
Waters Corp. (a)	4,000	1,661,920
Xencor, Inc. (a)	2,513,800	45,952,264
Zimmer Biomet Holdings, Inc.	205,490	22,497,045
		1,502,974,580

Industrials - 18.3%
AECOM	1,123,820	118,495,581
Airbus SE - EUR	176,579	30,613,499
Amentum Holdings, Inc. (a)	583,614	12,238,385
American Airlines Group, Inc. (a)	2,917,201	49,359,041
AMETEK, Inc.	33,000	6,090,480
Carrier Global Corp.	33,600	2,196,768
Chart Industries, Inc. (a)	21,500	4,549,185
Curtiss-Wright Corp.	99,480	34,513,591
Delta Air Lines, Inc.	1,107,600	74,508,252
FedEx Corp.	148,100	39,227,247
General Dynamics Corp.	18,740	4,815,805
IDEX Corp.	30,340	6,805,565
J.B. Hunt Transport Services, Inc.	47,400	8,115,828
Jacobs Solutions, Inc.	507,464	71,110,930
JetBlue Airways Corp. (a)	110,000	723,800
Lyft, Inc. - Class A (a)	353,296	4,783,628
Nextracker, Inc. - Class A (a)	756,414	38,138,394
Norfolk Southern Corp.	22,500	5,744,250
Saia, Inc. (a)	10,800	5,185,188
Siemens AG – EUR	499,994	107,602,838
Southwest Airlines Co.	2,040,670	62,668,976
Stratasys Ltd. (a)	797,860	7,428,077
Textron, Inc.	134,740	10,308,957
TransDigm Group, Inc.	14,100	19,082,094
Uber Technologies, Inc. (a)	113,600	7,594,160
Union Pacific Corp.	17,200	4,261,988
United Airlines Holdings, Inc. (a)	1,072,890	113,554,678
Xometry, Inc. - Class A (a) (b)	3,897,442	129,434,049
		979,151,234

Information Technology - 22.4%
Adobe, Inc. (a)	94,700	41,426,515
Altair Engineering, Inc. - Class A (a)	149,103	16,453,516
Analog Devices, Inc.	132,790	28,136,873
Applied Materials, Inc.	119,800	21,605,930
AppLovin Corp. - Class A (a)	61,400	22,692,826
Arm Holdings PLC - ADR (a)	57,240	9,132,642
ASML Holding N.V. - ADR	30,000	22,179,300
Autodesk, Inc. (a)	3,000	934,020
Broadcom, Inc.	22,590	4,998,489
Dell Technologies, Inc. - Class C	31,650	3,278,940
Descartes Systems Group, Inc. (The) (a)	89,700	10,389,951
DocuSign, Inc. (a)	11,000	1,064,030
Flex Ltd. (a)	3,002,439	125,051,584
FormFactor, Inc. (a)	462,318	18,515,836
Gartner, Inc. (a)	1,300	705,679
Hewlett Packard Enterprise Co.	1,316,730	27,901,509
HP, Inc.	384,236	12,487,670
Intel Corp.	2,633,170	51,162,493
Intuit, Inc.	4,500	2,706,795
Jabil, Inc.	383,700	62,316,717
Keysight Technologies, Inc. (a)	12,180	2,172,303
KLA Corp.	143,154	105,682,009
L.M. Ericsson Telephone Co. - ADR	1,324,800	9,922,752
Marvell Technology, Inc.	171,200	19,321,632
MaxLinear, Inc. (a)	220,490	3,937,951
Micron Technology, Inc.	1,685,833	153,815,403
Microsoft Corp.	289,370	120,105,912
NetApp, Inc.	203,511	24,848,693
Nutanix, Inc. - Class A (a)	351,750	24,188,089
NVIDIA Corp.	614,000	73,722,980
Okta, Inc. - Class A (a)	18,500	1,743,070
Oracle Corp.	231,100	39,300,866
OSI Systems, Inc. (a)	87,800	17,247,432
Palo Alto Networks, Inc. (a)	48,680	8,977,566
Salesforce, Inc.	39,600	13,531,320
Teradyne, Inc.	38,700	4,481,073
Texas Instruments, Inc.	239,585	44,229,787
Trimble, Inc. (a)	283,950	21,284,892
Universal Display Corp.	160,819	24,109,985
Wolfspeed, Inc. (a)	726,200	4,451,606
		1,200,216,636

Materials - 0.6%
Albemarle Corp.	227,300	19,136,387
Ivanhoe Mines Ltd. - Class A - CAD (a)	600,000	6,444,422
Linde PLC	10,900	4,862,708
		30,443,517
TOTAL COMMON STOCKS (Cost $2,264,720,845)		5,277,445,010

RIGHTS - 0.0%	Contracts	Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	387,250	394,995
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a)(c)(d)	4,207,543	84,151
Total Health Care		479,146
TOTAL RIGHTS (Cost $0)		479,146

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Money Market Funds - 1.6%
Dreyfus Treasury Securities Cash Management – Institutional Shares – 4.23% (e)	83,339,520	83,339,520
TOTAL SHORT-TERM INVESTMENTS (Cost $83,339,520)		83,339,520

TOTAL INVESTMENTS - 100.1% (Cost $2,348,060,365)		5,361,263,676
Liabilities in Excess of Other Assets - (0.1)%		(6,322,926)
TOTAL NET ASSETS - 100.0%		$5,354,940,750
Two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR – American Depositary Receipt
CAD – Canadian Dollars CVR – Contingent Value Rights EUR – Euros GBP – British Pound Sterling JPY – Japanese Yen

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $479,146 or 0.0% of net assets as of January 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2025. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$5,277,445,010	$-	$-	$5,277,445,010
	Rights(2)	-	-	479,146	479,146
	Short-Term Investments	83,339,520	-	-	83,339,520
	Total Investments	$5,360,784,530	$-	$479,146	$5,361,263,676

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Expiration Date 12/31/29)

				Growth Fund
Balance at October 31, 2024				$394,995
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2025				$394,995

During the period ended January 31, 2025, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Epizyme, Inc. - CVR (Expiration Date 1/1/28)

				Growth Fund
Balance at October 31, 2024				$84,151
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at January 31, 2025				$84,151

During the period ended January 31, 2025, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2025
Xometry, Inc. - Class A	$79,862,582	$-	$6,279,854	$-	$(598,448)	$56,449,769	$129,434,049
Total	$79,862,582	$-	$6,279,854	$-	$(598,448)	$56,449,769	$129,434,049